UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of December 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.2%
COMMON STOCKS

Australia 7.6%
515,822	Babcock & Brown Japan Property Trust, REIT	$122,360
1,186,900	Commonwealth Property Office Fund, REIT	978,560
1,811,187	Dexus Property Group, REIT	1,037,121
328,261	Goodman Group, REIT	169,036
1,719,500	ING Office Fund, REIT	977,872
255,376	Lend Lease Corp. Ltd.	1,286,835
2,310,000	Mirvac Industrial Trust, REIT	198,467
815,551	Reckson New York Property Trust, REIT	71,073
983,147	Stockland, REIT	2,796,748
245,449	Tishman Speyer Office Fund, REIT	29,602
1,091,879	Westfield Group, REIT	9,912,893

		17,580,567

Brazil 1.3%
138,600	Agra Empreendimentos Imobiliarios SA(a)	106,981
31,600	BR Malls Participacoes SA(a)	123,310
193,600	Cyrela Brazil Realty SA	763,774
144,251	Gafisa SA	648,882
150,000	Multiplan Empreendimentos Imobiliarios SA(a)	791,810
64,033	PDG Realty SA Empreendimentos e Participacoes	306,161
56,000	Sao Carlos Empreendimentos e Participacoes SA	246,141

		2,987,059

Canada 1.6%
57,885	Boardwalk Real Estate Investment Trust, REIT	1,198,494
48,720	Brookfield Properties Corp.	367,028
23,100	Calloway Real Estate Investment Trust, REIT	212,382
145,000	Chartwell Seniors Housing Real Estate Investment Trust, REIT	634,265
25,700	Primaris Retail Real Estate Investment Trust, REIT	222,754
86,835	RioCan Real Estate Investment Trust, REIT	960,847

		3,595,770

Finland 0.4%
221,629	Citycon Oyj	517,566
112,103	Sponda Oyj	483,068

		1,000,634

France 4.2%
9,467	Fonciere des Regions, REIT	644,819
5,073	GECINA SA, REIT	350,047
55,000	Klepierre, REIT	1,337,921
49,770	Unibail-Rodamco, REIT	7,367,952

		9,700,739

Hong Kong 9.3%
658,776	Cheung Kong Holdings Ltd.	6,284,480
310,469	Hang Lung Properties Ltd.	681,656
356,794	Henderson Land Development Co. Ltd.	1,334,471
953,000	Hongkong Land Holdings Ltd.	2,363,440

554,999	Hysan Development Co. Ltd.	902,394
94,892	Kerry Properties Ltd.	255,271
1,716,219	Link (The), REIT	2,854,944
1,155,000	New World China Land Ltd.	354,211
643,935	Sun Hung Kai Properties Ltd.	5,418,417
385,000	Wheelock & Co. Ltd.	848,435

		21,297,719

Italy 0.1%
133,145	Beni Stabili SpA	91,613

Japan 16.1%
293	Japan Real Estate Investment Corp., REIT	2,617,411
361	Japan Retail Fund Investment Corp., REIT	1,559,287
715,780	Mitsubishi Estate Co. Ltd.	11,823,889
590,339	Mitsui Fudosan Co. Ltd.	9,842,272
509	Nippon Building Fund, Inc., REIT	5,594,808
406	Nomura Real Estate Office Fund, Inc., REIT	2,641,697
198,952	Sumitomo Realty & Development Co. Ltd.	2,990,675

		37,070,039

Netherlands 2.2%
11,200	Corio NV, REIT	512,049
26,367	Eurocommercial Properties NV, REIT	879,633
23,900	Nieuwe Steen Investments Funds NV, REIT	372,420
21,381	Vastned Retail NV, REIT	1,069,942
25,703	Wereldhave NV, REIT	2,250,888

		5,084,932

Singapore 2.8%
1,377,000	Ascendas Real Estate Investment Trust, REIT	1,324,718
1,687,000	CapitaCommercial Trust, REIT	1,061,088
210,017	CapitaLand Ltd.	458,242
636,673	CapitaMall Trust, REIT	708,482
153,058	City Developments Ltd.	684,774
767,651	Frasers Centrepoint Trust, REIT	337,839
1,198,000	K-REIT Asia, REIT	585,517
204,000	Keppel Land Ltd.	242,422
320,000	Singapore Land Ltd.	785,880
677,000	Suntec Real Estate Investment Trust, REIT	336,548

		6,525,510

Sweden 1.5%
102,057	Hufvudstaden AB (Class A Stock)	713,036
484,696	Klovern AB	1,115,519
56,000	Kungsleden AB	382,400
100,550	Wihlborgs Fastigheter AB	1,271,505

		3,482,460

Switzerland 0.8%
37,321	PSP Swiss Property AG(a)	1,847,904

United Kingdom 4.9%
233,887	Big Yellow Group PLC, REIT	802,849
387,647	British Land Co. PLC, REIT	3,070,946
379,372	Brixton PLC, REIT	719,985

64,000	Derwent London PLC, REIT	667,117
204,868	Great Portland Estates PLC, REIT	765,829
135,130	Hammerson PLC, REIT	1,039,417
209,790	Land Securities Group PLC, REIT	2,777,976
62,446	Liberty International PLC, REIT	429,157
247,201	Segro PLC, REIT	877,872

		11,151,148

United States 41.4%
34,900	Alexandria Real Estate Equities, Inc., REIT	2,105,866
93,074	AMB Property Corp., REIT	2,179,793
65,214	AvalonBay Communities, Inc., REIT	3,950,664
40,789	Boston Properties, Inc., REIT	2,243,395
157,327	Brandywine Realty Trust, REIT	1,212,991
149,880	BRE Properties, Inc., REIT	4,193,642
148,330	Camden Property Trust, REIT	4,648,662
467,363	CBL & Associates Properties, Inc., REIT	3,037,860
69,000	Corporate Office Properties Trust, REIT	2,118,300
77,064	DiamondRock Hospitality Co., REIT	390,715
103,415	Digital Realty Trust, Inc., REIT	3,397,183
227,149	Douglas Emmett, Inc., REIT	2,966,566
22,700	Essex Property Trust, Inc., REIT	1,742,225
61,950	Extra Space Storage, Inc., REIT	639,324
54,600	Federal Realty Investment Trust, REIT	3,389,568
125,684	First Potomac Realty Trust, REIT	1,168,861
260,560	General Growth Properties, Inc., REIT	336,122
80,000	Health Care REIT, Inc., REIT	3,376,000
164,727	Kilroy Realty Corp., REIT	5,511,765
124,149	Macerich Co. (The), REIT	2,254,546
103,850	Mid-America Apartment Communities, Inc., REIT	3,859,066
101,775	Morgans Hotel Group Co.(a)	474,272
81,893	Public Storage, Inc., REIT	6,510,494
35,827	Regency Centers Corp., REIT	1,673,121
185,801	Simon Property Group, Inc., REIT	9,871,607
144,709	SL Green Realty Corp., REIT	3,747,963
47,361	Sovran Self Storage, Inc., REIT	1,704,996
179,010	Strategic Hotels & Resorts, Inc., REIT	300,737
111,994	U-Store-It Trust, REIT	498,373
178,890	Ventas, Inc., REIT	6,005,337
140,059	Vornado Realty Trust, REIT	8,452,561

48,500	Washington Real Estate Investment Trust, REIT	1,372,550

		95,335,125

	TOTAL LONG-TERM INVESTMENTS (cost $349,084,622)	216,751,219

SHORT-TERM INVESTMENT 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND

10,616,894	Dryden Core Investment Fund - Taxable Money Market Series (cost $10,616,894)(b)	10,616,894

	TOTAL INVESTMENTS(c)—98.8% (cost $359,701,516)(d)	227,368,113
	Other assets in excess of liabilities—1.2%	2,821,190

	NET ASSETS—100%	$230,189,303

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	As of December 31, 2008, 37 securities representing $80,110,396 and 34.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	The United States federal income tax basis of the Fund’s investments was $370,872,813; accordingly, net unrealized depreciation on investments for federal income tax purposes was $143,504,700 (gross unrealized appreciation - $4,435,637; gross unrealized depreciation - $147,940,337). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as December 31, 2008 were as follows:

Diversified	31.2%
Retail Property	20.7
Office Space	17.9
Residential	6.0
Affiliated Money Market Mutual Fund	4.6
Storage Property	4.4
Healthcare Property	4.4
Apartments	2.5
Shopping Centers	2.4
Industrial Property	2.0
Development Companies	0.7
Real Estate Operation & Development	0.6
Hotel / Resort & Entertainment Property	0.5
Real Estate Management / Service	0.5
Financial Services	0.4

98.8
Other assets in excess of liabilities	1.2

100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$147,257,717	$—
Level 2 - Other Significant Observable Inputs	78,095,403	—
Level 3 - Significant Unobservable Inputs	2,014,993	—

Total	$227,368,113	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	—
Realized gain (loss)	(145,693)
Change in unrealized appreciation (depreciation)	(2,702,274)
Net purchases (sales)	749,399
Transfers in and/or out of Level 3	4,113,561

Balance as of 12/31/08	2,014,993

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.